SHARE-BASED COMPENSATION - Additional Information (Details)								1 Months Ended						12 Months Ended
	Oct. 11, 2022 CNY (¥)	Oct. 11, 2022 USD ($) $ / shares	Apr. 22, 2022 CNY (¥) shares	Apr. 22, 2022 USD ($) $ / shares shares	Mar. 11, 2021 CNY (¥)	Mar. 11, 2021 USD ($) $ / shares	May 25, 2018 $ / shares shares	Dec. 31, 2024 CNY (¥) shares	Aug. 31, 2022 shares	May 31, 2021 shares	Oct. 31, 2020 shares	Feb. 28, 2019 shares	May 31, 2018 shares	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 23, 2024 $ / shares	Nov. 24, 2022 $ / shares	Aug. 01, 2022 $ / shares	Jun. 16, 2022 $ / shares	May 01, 2021 $ / shares	Mar. 22, 2021 $ / shares	Oct. 15, 2020 $ / shares	Feb. 15, 2019 $ / shares
SHARE-BASED COMPENSATION-CONTINUED
Exercise price for options | $ / shares							$ 1.7951												$ 0.2951			$ 0.7951	$ 1.2951		$ 1.7951	$ 1.7951
Options granted | shares										8,454,422	8,353,658	5,569,105
Cash dividend per share | $ / shares		$ 0.5		$ 0.5		$ 0.5
Share based compensation cash dividend	¥ 957,700,000	$ 134,800,000	¥ 913,300,000	$ 136,600,000	¥ 955,400,000	$ 147,100,000
Total fair value of the vested share options														¥ 17,114,743	$ 2,344,710	¥ 38,490,513	¥ 158,522,520
Unrecognized compensation expense related to unvested options								¥ 3,018,911						¥ 3,018,911				$ 413,589
Expense is expected to recognized over weighted-average period														6 months 14 days	6 months 14 days
Expense is expected to recognized over weighted-average remaining contractual period														6 years 7 months 9 days	6 years 7 months 9 days
Proceeds from exercise of share options														¥ 2,603,741	$ 356,711	2,705,206	7,041,437
Employee Stock Option
SHARE-BASED COMPENSATION-CONTINUED
Total fair value of the vested share options														48,115,474	6,591,793	94,080,394	95,854,700
Class A ordinary shares
SHARE-BASED COMPENSATION-CONTINUED
Exercise price for options | $ / shares				$ 1.2951
Mr Jiayuan Lin | Class A ordinary shares
SHARE-BASED COMPENSATION-CONTINUED
Share-based Compensation Arrangement by Share-based Payment Award, Shares Purchased for Award | shares			6,000,000	6,000,000
Mr Xiaojun Zhang | Class A ordinary shares
SHARE-BASED COMPENSATION-CONTINUED
Share-based Compensation Arrangement by Share-based Payment Award, Shares Purchased for Award | shares			6,000,000	6,000,000
Employee Stock Option
SHARE-BASED COMPENSATION-CONTINUED
Proceeds from exercise of share options														¥ 2,603,741	$ 356,711	¥ 2,705,206	¥ 7,041,437
Maximum
SHARE-BASED COMPENSATION-CONTINUED
Exercise price of unexercised option | $ / shares																				$ 0.7951		1.2951		$ 1.7951
Minimum
SHARE-BASED COMPENSATION-CONTINUED
Exercise price of unexercised option | $ / shares																				$ 0.2951		$ 0.7951		$ 1.2951
Share Incentive Plan 2018
SHARE-BASED COMPENSATION-CONTINUED
Options under the ESOP | shares							27,845,526
Exercise price for options | $ / shares							$ 1.7951
Vesting period of options granted							4 years
Options granted | shares													5,569,105
Share-based compensation award, Tranche one | Share Incentive Plan 2018
SHARE-BASED COMPENSATION-CONTINUED
Vesting rights percentage							50.00%
Share-based compensation award, Tranche two | Share Incentive Plan 2018
SHARE-BASED COMPENSATION-CONTINUED
Vesting rights percentage							25.00%
Share-based compensation award, Tranche five one
SHARE-BASED COMPENSATION-CONTINUED
Exercise price for options | $ / shares																					$ 0.7951
Options granted | shares									28,000
Share-based compensation award, Tranche five two
SHARE-BASED COMPENSATION-CONTINUED
Exercise price for options | $ / shares																					$ 0.7951
Options granted | shares									1,585,000
Share-based compensation award, Tranche six
SHARE-BASED COMPENSATION-CONTINUED
Options granted | shares								42,906